DEBT - Contractual maturities of the group's long-term debt (Details) ¥ in Millions	Jun. 30, 2025 CNY (¥)
Contractual maturities
Remainder of 2025	¥ 2,949
2026	3,991
2027	173
2028	149
2029	36
Thereafter	112
Total	¥ 7,410